UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS Dated May 1, 2026 MONY Master Individual Flexible Payment Variable Annuity Contracts	Issued by MONY Variable Account A MONY Life Insurance Company 5788 Widewaters Parkway, Syracuse, New York 13214 1-800-487-6669

MONY Life Insurance Company ("we", "our", or the "Company") issues the flexible payment variable annuity contract described in this Updating Summary Prospectus (the "Contract"). You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider About the Contract.

The Prospectus for the MONY Master Individual Flexible Payment Variable Annuity Contracts contains more information about the Contract, including its features, benefits, and risks. You can find the prospectus and other information about the Contract online at https://protective.onlineprospectus.net/protective/products. You can also obtain this information at no cost by calling 1-800-487-6669 or by sending an email request to prospectus@protective.com.

The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purposes, is not a short-term investment, and is not appropraite for an investor who needs ready access to cash. The Contract is a complex investment and involves risks, including potential loss of principal. Withdrawals could result in surrender charges, taxes, and tax penalties.

The Company's obligations under the Contract are subject to its financial strength and claims-paying ability.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

MONY-MONYMaster 05.26 C000027470

Special Terms

Cash Value — The dollar value as of any Valuation Date of all amounts accumulated under the Contract.

Contract Anniversary — An anniversary of the Contract Date of the Contract.

Contract Date — The date the contract begins as shown in the Contract.

Contractholder — The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Contractholder. A collateral assignee is not the Contractholder.

Contract Year — Any period of twelve (12) months commencing with the Contract Date and each Contract Anniversary thereafter.

Good Order — Instructions that we receive at the Operations Center within the prescribed time limits, if any, specified in the Contract for the transaction requested. The instructions must be on the appropriate form or in a form satisfactory to us that includes all the information necessary to execute the requested transaction, and must be signed by the individual authorized to make the transaction. To be in "Good Order," instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions and we must be able to execute the requisite order(s).

Non-Qualified Contracts — Contracts issued under Non-Qualified Plans.

Non-Qualified Plans — Retirement Plans that do not receive favorable tax treatment under Sections 401, 403, 408, or 457 of the Internal Revenue Code.

Purchase Payment (Payment) — An amount paid to the Company by the Contractholder or on the Contractholder's behalf as consideration for the benefits provided by the Contract.

Qualified Contract — Contracts issued under Qualified Plans.

Qualified Plan — Retirement plans that receive favorable tax treatment under Section 401, 403, 408 or 457 of the Internal Revenue Code.

Valuation Date — Each day that the New York Stock Exchange is open for regular trading. A Valuation Date ends at 4:00 p.m. Eastern Time.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this section of the Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.

•  SSGA Funds Management, Inc. was removed as the sub-adviser and AllianceBernstein L.P. was added as the sub-adviser to the EQ Core Bond Index Portfolio and EQ Intermediate Government Bond Portfolio.

•  For updated Fund performance and fee information please see the APPENDIX — INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?	Yes. If you surrender or make a withdrawal from your Contract during the first eight (8) Contract Years, you will be assessed a surrender charge of up to 7% on the amount of the withdrawal.
For example, assume you purchased the Contract with a single Purchase Payment of $100,000, and requested a withdrawal of $100,000 during the first Contract Year. In that event, you would be assessed a surrender charge of $7000 (7% x $100,000).
	For additional information about charges for surrenders and early withdrawals, see "FEE TABLE" and "CHARGES AND DEDUCTIONS" in the Prospectus.
Are There Transaction Charges?	Yes. In addition to surrender charges, you may be charged for transfers after the first 4 transfers in a Contract Year. Currently we do not assess this charge, but we reserve the right to assess up to $25 per transfer in the future.
	For additional information about transaction charges, see "FEE TABLE" and "CHARGES AND DEDUCTIONS" in the Prospectus.
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract(1)	1.34%	1.34%
	Investment option (Portfolio fees and expenses)(2)	0.67%	1.29%
(1) We calculate the Base Contract fee by dividing the total amount we receive from the mortality and expense risk charge and annual contract charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.
	(2) As a percentage of Portfolio assets based on expenses for the year ended 12/31/25, which will vary from year to year.
	Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges, that substantially increase costs.

Lowest Annual Cost:
$1,990
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Portfolio fees and expenses
• No sales charges
• No additional Purchase Payments, transfers or withdrawals	Highest Annual Cost:
$2,540
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Portfolio fees and expenses
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals
For additional information about annual charges, see "FEE TABLE" and "CHARGES AND DEDUCTIONS" in the Prospectus.

RISKS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract. For additional information about the risk of loss, see "PRINCIPAL RISKS OF INVESTING IN THE CONTRACT" in the Prospectus.
Is this a Short-Term Investment?	No. This Contract is not designed for short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, surrender charges and federal and state income taxes may apply. A 10% additional tax may also apply if you take a withdrawal before age 59 1/2.
Surrender charges may apply for up to eight (8) years following your last Purchase Payment. Withdrawals will reduce your Cash Value and death benefit.
The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
For additional information about the investment profile of the Contract and tax deferral, see "PRINCIPAL RISKS OF INVESTING IN THE CONTRACT," "CHARGES AND DEDUCTIONS" and "FEDERAL TAX STATUS" in the Prospectus.
What are the Risks Associated with Investment Options?	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
Each investment option (including the Guaranteed Interest Account) has its own unique risks.
You should review the prospectuses for the available Portfolios and consult with your financial professional before making an investment decision.
For additional information about the risks associated with investment options, see "PRINCIPAL RISKS OF INVESTING IN THE CONTRACT," "GUARANTEED INTEREST ACCOUNT" and "APPENDIX — INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT" in the Prospectus.
What are the Risks Related to the Insurance Company?	An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Interest Account), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge, by calling us at 1-800-487-6669 or writing to us at the address shown on the cover page of this Prospectus.
For additional information about Company risks, see "PRINCIPAL RISKS OF INVESTING IN THE CONTRACT" and "DETAILED INFORMATION ABOUT THE COMPANY AND MONY VARIABLE ACCOUNT A" in the Prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?	Yes. Currently, there is no charge when you transfer among investment options. However, we reserve the right to charge $25 for each transfer after the first 4 transfers in any Contract Year in the future.
We reserve the right to remove or substitute Portfolios as investment options that are available under the Contract.
For additional information about investment options, see "CHARGES AND DEDUCTIONS — Deductions from Surrender Value — Transfer Charge," "OTHER PROVISIONS — Substitution of Securities" and "DETAILED INFORMATION ABOUT THE COMPANY AND MONY VARIABLE ACCOUNT A — MONY Variable Account A" in the Prospectus.
Are There any Restrictions on the Contract Benefits?	Yes. If you elect to take automatic withdrawals, you may be subject to income taxes, including a 10% additional tax if you are younger than age 59 1/2, and you may also be assessed surrender charges if your withdrawals exceed the Guaranteed Free Surrender Amount in a Contract Year.
For additional information about optional benefits, see "Benefits Available Under the Contract" in the Prospectus.
TAXES
What are the Contract's Tax Implications?	You should consult with a tax professional to determine the tax implications of an investment in, payments received under, and other transactions in connection with the Contract.
If you purchase the Contract through a tax-qualified plan or individual retirement arrangement (IRA), you do not get any additional tax deferral. Generally all earnings on the investments underlying the Contract are tax-deferred until distributed or deemed distributed. A distribution from a Non-Qualified Contract, which includes a surrender, withdrawal, payment of a death benefit, or annuity income payments, will generally result in taxable income if there has been an increase in the Cash Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Cash Value. A 10% additional tax may also apply if the Owner takes a withdrawal before age 59 1/2.
For additional information about tax implications, see "FEDERAL TAX STATUS — Taxation of Annuities in General" in the Prospectus.

CONFLICTS OF INTEREST
How are Investment Professionals Compensated?	Some investment professionals may receive compensation for selling the Contract to investors. We pay compensation, in the form of commissions, non-cash compensation, and asset-based compensation, to broker-dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The prospect of receiving, or the receipt of, compensation may provide broker-dealers and/or their registered representatives with an incentive to favor sales of the Contracts over other variable insurance products (or other investments). You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the Contracts.
For additional information about compensation, see "DISTRIBUTION OF THE CONTRACTS" in the Prospectus.
Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
For additional information about exchanges, see "Payment and Allocation of Purchase Payments" in the Prospectus.

Appendix

Investment Options Available Under the Contract

The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time. You can request this information at no cost by calling one of our customer service representatives at 1-800-487-6669 or by sending an email request to prospectus@protective.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio's past performance is not necessarily an indication of future performance.

Asset Allocation	Portfolio Company - Investment Adviser;	Net Annual Expenses	Average Annual Total Returns (as of 12/31/2025)
Type	Sub-Adviser(s), as applicable	Current Expenses	1 year	5 year	10 year
U.S. Equity	1290 VT GAMCO Small Company Value Portfolio - Class IB - Equitable Investment Management Group, LLC - GAMCO Asset Management, Inc	1.05%	12.82%	11.24%	10.77%
Allocation	EQ/Aggressive Allocation Portfolio - Class IB - Equitable Investment Management Group, LLC	1.15%	12.97%	7.79%	9.47%
Allocation	EQ/All Asset Growth Allocation Portfolio - Class IB - Equitable Investment Management Group, LLC(1)	1.25%	17.18%	7.12%	8.28%
Allocation	EQ/Conservative Allocation Portfolio - Class IB - Equitable Investment Management Group, LLC(1)	1.00%	7.48%	1.74%	3.11%
Allocation	EQ/Conservative-Plus Allocation Portfolio - Class IB - Equitable Investment Management Group, LLC	1.09%	9.06%	3.38%	4.94%
Taxable Bond	EQ/Core Bond Index Portfolio - Class IB - Equitable Investment Management Group, LLC - AllianceBernstein L.P.(1)	0.62%	6.43%	0.35%	1.70%
Taxable Bond	EQ/Intermediate Government Bond Portfolio - Class IA - Equitable Investment Management Group, LLC - AllianceBernstein L.P.(1)	0.62%	5.51%	0.30%	1.14%
U.S. Equity	EQ/JPMorgan Growth Stock Portfolio - Class IB - Equitable Investment Management Group, LLC - J.P. Morgan Investment Management Inc.(1)	0.96%	14.76%	9.43%	14.08%
International Equity	EQ/MFS International Growth Portfolio - Class IB - Equitable Investment Management Group, LLC - Massachusetts Financial Services Company d/b/a MFS Investment Management(1)	1.10%	20.90%	6.90%	9.61%

Asset Allocation	Portfolio Company - Investment Adviser;	Net Annual Expenses	Average Annual Total Returns (as of 12/31/2025)
Type	Sub-Adviser(s), as applicable	Current Expenses	1 year	5 year	10 year
Allocation	EQ/Moderate Allocation Portfolio - Class IB - Equitable Investment Management Group, LLC	1.08%	10.25%	4.14%	5.78%
Allocation	EQ/Moderate-Plus Allocation Portfolio - Class IB - Equitable Investment Management Group, LLC	1.11%	11.50%	5.88%	7.67%
Money Market	EQ/Money Market Portfolio - Class IA - Equitable Investment Management Group, LLC - Dreyfus, a division of Mellon Investments Corporation	0.67%	3.66%	2.79%	1.73%
Taxable Bond	EQ/Quality Bond PLUS Portfolio - Class IB - Equitable Investment Management Group, LLC - Pacific Investment Management Company, LLC; AllianceBernstein L.P.	0.82%	6.32%	-0.19%	1.31%

(1)  These Portfolios and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Portfolio operating expenses for Contractholders and will continue past the current year.

The following is information for the fixed options currently available under the Contract. We may change the features of the fixed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed Interest Account (For Contracts issued before May 1, 2024)	1 Year	4.00%
Guaranteed Interest Account (For Contracts issued on and after May 1, 1994)	1 Year	3.50%

This Updating Summary Prospectus incorporates by reference the MONY Master Individual Flexible Payment Variable Annuity Contract's Prospectus and Statement of Additional Information (SAI), both dated May 1, 2026, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.

EDGAR Contract Identifier C000027470